UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund:  BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield
New Jersey Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 128.6%
Corporate — 10.4%
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	$4,550	$4,889,748
Middlesex County Improvement Authority, RB, Senior Heldrich Center Hotel, Series A, 5.00%, 1/01/20	655	502,811
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
Series A, 5.63%, 11/15/30	1,730	1,876,029
Series B, 5.63%, 11/15/30	485	526,322
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	7,900	8,943,353
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	2,430	2,754,697
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,958,550

		24,451,510

County/City/Special District/School District — 14.7%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	2,280	2,443,065
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/26	1,200	1,352,712
5.00%, 1/15/27	845	949,062
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 7/01/34	1,925	2,012,318
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM), 5.00%, 7/01/33	1,575	1,651,372
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,507,219
5.50%, 10/01/29	5,085	6,654,943
County of Gloucester New Jersey Improvement Authority, RB, County Guaranteed Loan—County Capital Program, 5.00%, 4/01/38	1,000	1,096,860

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
County of Hudson New Jersey, COP, Refunding, (NPFGC), 6.25%, 12/01/16	$1,500	$1,648,935
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,200,128
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	1,650	1,858,362
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	670	738,554
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	4,115	4,545,964
Monmouth County Improvement Authority, Refunding RB, Government Loan (AMBAC):
5.00%, 12/01/15	5	5,018
5.00%, 12/01/16	5	5,016
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	1,000	1,108,440

		34,777,968

Education — 25.6%
New Jersey EDA, RB:
MSU Student Housing Project Provide, 5.75%, 6/01/31	1,000	1,106,240
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,656,795
Series A, 6.20%, 10/01/44	235	238,285
Series A, 6.30%, 10/01/49	375	380,715
The Team Academy Charter School Project, 6.00%, 10/01/33	2,835	3,226,995
New Jersey EDA, Refunding RB, Series A (a):
5.88%, 8/01/44	780	792,067
6.00%, 8/01/49	555	563,247

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2014 1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	$3,925	$4,342,228
Montclair State University, Series J, 5.25%, 7/01/38	1,140	1,269,059
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	6,115	6,762,701
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,071,770
Kean University, Series A, 5.50%, 9/01/36	4,500	5,151,285
Montclaire State University, Series A, 5.00%, 7/01/44	6,790	7,756,556
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,250	1,405,700
Ramapo College, Series B, 5.00%, 7/01/42	340	373,058
Rider University, Series A, 5.00%, 7/01/32	1,000	1,086,600
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	2,017,350
Seton Hall University, Series D, 5.00%, 7/01/38	395	439,414
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19 (b)	1,300	1,651,247
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (b)	1,625	2,091,245
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	4,045	4,578,940
Series 1A, 5.00%, 12/01/25	865	915,032
Series 1A, 5.00%, 12/01/26	545	575,438
Series 1A, 5.25%, 12/01/32	900	984,132
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	3,040	3,387,411

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	$5,870	$6,618,308

		60,441,818

Health — 12.4%
Camden County Improvement Authority, Refunding RB, 5.00%, 2/15/34 (c)	590	650,776
New Jersey EDA, Refunding RB, 1st Mortgage, Winchester, Series A:
5.75%, 11/01/24	2,330	2,330,722
5.80%, 11/01/31	1,000	1,000,310
New Jersey Health Care Facilities Financing Authority, RB:
Children's Specialized Hospital, Series A, 5.50%, 7/01/36	1,540	1,567,520
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,950	2,017,762
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	945	1,007,417
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	1,420	1,651,417
Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,500	2,784,000
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	2,435	2,882,991
Kennedy Health System, 5.00%, 7/01/31	750	832,493
Meridian Health System Obligated Group, 5.00%, 7/01/25	1,000	1,144,510
Meridian Health System Obligated Group, 5.00%, 7/01/26	830	943,835
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,000	1,091,020
South Jersey Hospital, 5.00%, 7/01/36	385	392,812
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,150	4,362,397

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2014 2

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	$1,090	$1,253,860
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	3,030	3,438,656

		29,352,498

Housing — 3.5%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	2,305	2,440,442
S/F Housing, Series AA, 6.50%, 10/01/38	430	447,097
S/F Housing, Series CC, 5.00%, 10/01/34	1,875	1,989,112
S/F Housing, Series U, AMT, 4.95%, 10/01/32	385	394,671
S/F Housing, Series U, AMT, 5.00%, 10/01/37	515	522,813
S/F Housing, Series X, AMT, 5.05%, 4/01/18	295	318,432
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	1,750	2,071,545

		8,184,112

State — 23.7%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/23 (d)	1,460	1,184,177
CAB, Series B, 0.00%, 11/01/28 (d)	4,540	3,033,900
Election of 2005, Series A, 5.80%, 11/01/15 (b)	2,500	2,639,875
New Jersey EDA, RB:
(AGC), School Facilities Construction, 5.50%, 12/15/18 (b)	2,345	2,772,118
(AGC), School Facilities Construction, 5.50%, 12/15/34	1,320	1,496,141
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	2,000	2,423,400

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB (concluded):
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	$9,090	$9,264,073
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,700	1,862,673
School Facilities Construction, Series CC-2, 5.00%, 12/15/32	1,300	1,420,887
School Facilities Construction, Series L (AGM), 5.00%, 3/01/15 (b)	1,300	1,320,800
School Facilities Construction, Series P, 5.00%, 9/01/15 (e)	3,000	3,120,870
School Facilities Construction, Series P, 5.25%, 9/01/15 (b)	2,710	2,824,823
School Facilities Construction, Series UU, 5.00%, 6/15/40	1,070	1,155,600
School Facilities Construction, Series Y, 5.00%, 9/01/33	880	973,606
New Jersey EDA, Refunding RB:
Lions Gate Project, 5.00%, 1/01/34	500	513,660
Cigarette Tax, 5.00%, 6/15/26	440	493,755
Cigarette Tax, 5.00%, 6/15/28	720	798,797
Cigarette Tax, 5.00%, 6/15/29	1,760	1,946,384
Lions Gate Project, 5.25%, 1/01/44	315	325,036
School Facilities Construction, Series AA, 5.50%, 12/15/29	3,000	3,337,800
School Facilities Construction, Series AA, 5.25%, 12/15/33	1,000	1,093,240
School Facilities Construction, Series GG, 5.25%, 9/01/27	3,000	3,371,250
School Facilities Construction, Series RR, 5.00%, 6/15/33	4,500	4,905,090
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,300	2,452,996

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2014 3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	$1,100	$1,236,180

		55,967,131

Transportation — 37.0%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	2,620	2,956,460
Series D, 5.00%, 1/01/40	1,535	1,696,620
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	8,420	9,314,288
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 0.00%, 1/01/35 (f)	4,870	5,069,524
Series A, 5.00%, 1/01/38	7,000	7,759,920
Series E, 5.25%, 1/01/40	2,525	2,820,324
New Jersey State Turnpike Authority, Refunding RB, Series A, 5.00%, 1/01/35	1,000	1,113,740
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (d)	4,140	1,520,125
Transportation Program, Series AA, 5.25%, 6/15/33	5,935	6,655,094
Transportation Program, Series AA, 5.50%, 6/15/39	5,520	6,269,340
Transportation System, 6.00%, 12/15/38	1,950	2,273,680
Transportation System, Series A, 6.00%, 6/15/35	6,030	7,368,178
Transportation System, Series A, 5.88%, 12/15/38	3,650	4,240,971
Transportation System, Series A, 5.50%, 6/15/41	5,500	6,141,520
Transportation System, Series A (AGC), 5.63%, 12/15/28	1,250	1,462,450
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,146,650
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	250	273,038
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	5,926,250

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, ARB (concluded):
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	$2,700	$3,129,381
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	3,300	3,735,468
152nd Series, AMT, 5.25%, 11/01/35	240	265,445
166th Series, 5.25%, 7/15/36	4,000	4,581,480
172nd Series, AMT, 5.00%, 10/01/34	1,500	1,669,635

		87,389,581

Utility — 1.3%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/31 (d)	6,000	3,136,680

Total Municipal Bonds — 128.6%		303,701,298

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
New Jersey — 29.5%
County/City/Special District/School District — 6.0%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	12,820	14,131,742

Education — 1.0%
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	2,009	2,259,475

State — 7.2%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	7,107,282
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/34	1,185	1,421,188
6.00%, 12/15/34	2,415	2,802,692

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2014 4

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New Jersey (concluded)
State (concluded)
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (h)	$5,230	$5,732,753

		17,063,915

Transportation — 15.3%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (h)	8,820	9,777,499
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,100	4,507,786
Series B, 5.25%, 6/15/36 (h)	5,001	5,535,954
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	11,250	12,286,687
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	3,764	4,162,716

		36,270,642

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.5%		69,725,774

Total Long-Term Investments (Cost — $342,570,975) — 158.1%		373,427,072

	Shares	Value
Short-Term Securities
BIF New Jersey Municipal Money Fund, 0.00% (i)(j)	242,311	$242,311

	Total Short-Term Securities (Cost — $242,311) — 0.1%	242,311

	Total Investments (Cost — $342,813,286) — 158.2%	373,669,383
	Other Assets Less Liabilities — 1.9%	4,293,512
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.8%)	(39,565,974)
	VRDP Shares, at Liquidation Value — (43.3%)	(102,200,000)

	Net Assets Applicable to Common Shares — 100.0%	$236,196,921

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$303,937,869

Gross unrealized appreciation	$31,337,836
Gross unrealized depreciation	(1,159,841)

Net unrealized appreciation	$30,177,995

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized (Depreciation)

Goldman Sachs & Co.	$650,776	$(9,546)

(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal or U.S. Treasury obligations.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2014 5

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires from June 15, 2019 to September 1, 2020 is $14,350,925.
(i)	Represents the current yield as of report date.
(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income

BIF New Jersey Municipal Money Fund	2,287,613	(2,045,302)	242,311	—

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(256)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$32,348,000	$101,770

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2014 6

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$373,427,072	—	$373,427,027
Short-Term Investments	$242,311	—	—	242,311
Total	$242,311	$373,427,072	—	$373,669,383

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$101,770	—	—	$101,770

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2014 7

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$314,000	—	—	$314,000
Liabilities:
TOB trust certificates	—	$(39,553,519)	—	$(39,553,519)
VRDP Shares	—	(102,200,000)	—	(102,200,000)

Total	$314,000	$(141,753,519)	—	$(141,439,519)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2014 8

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 23, 2014